ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 5, 2026	Timothy F. Cormier T +1 617 951 7747 timothy.cormier@ropesgray.com
VIA EDGAR

Securities and Exchange Commission 100 F Street, NE
Washington, DC 20549

Re:	Putnam Focused International Equity Fund (the “Registrant”)

(Registration Nos. 002-25258 and 811-01403)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 91 to the Registrant’s Registration Statement (“Amendment No. 91”), and (b) that Amendment No. 91 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7747.

Very truly yours,

/s/ Timothy F. Cormier
Timothy F. Cormier

cc:	Venice Monagan, Esq., Franklin Templeton

Tara Gormel, Esq., Franklin Templeton